Loans and advances to clients (Details 2) - BRL (R$) R$ in Thousands	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Loans And Advances To Clients
Fixed interest rate	R$ 353,381,012	R$ 337,583,246	R$ 292,884,352
Floating rate	171,274,278	155,771,456	124,937,674
Total	R$ 524,655,290	R$ 493,354,702	R$ 417,822,026